Stockholders’ Equity (Deficit) (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 30, 2024	Mar. 13, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized			2,000,000	2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock shares authorized			300,000,000	300,000,000	300,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights			one vote	one vote
Common stock, shares issued			7,745,683	7,465,283	2,633,956
Common stock, shares outstanding			7,745,683	7,465,283	2,633,956
Gross proceeds (in Dollars)					$ (419,499)
Other expenses (in Dollars)	$ 380,001	$ 522,867
Prefund purchase price (in Dollars per share)				$ 0.0001
Description of sale of units				Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series A warrants (“Series A Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series B Warrants”) to purchase such number of shares of Common Stock as determined on the reset date, and in accordance with the terms therein.
Issuance of common stock (in Dollars)			$ 774	$ 746	$ 13,169	$ 11,733	$ 8,709	$ 8,689
Warrants description				Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock (the “Pre-Funded Warrant”)), (ii) two Series C warrants each to purchase one share of Common Stock (the “Series C Warrant”) and (iii) one Series D warrant to purchase such number of shares of Common Stock as determined on the Reset Date (as defined below),
Deferred offering cost (in Dollars)			$ 460,915
Series A and B Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Gross proceeds (in Dollars)				3,850,000
Issuance of warrants (in Dollars)		260,803		$ 17,820,998
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued			7,745,683	7,465,283	2,633,956
Common stock, shares outstanding			7,745,683	7,465,283	2,633,956
Shares issued				190,860
Common Stock [Member] | Series C and D Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares issued			244,349
Private Placement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Common stock, shares issued				1
Gross proceeds (in Dollars)	157,435	3,850,000
Issuance of private placement common stock (in Dollars)		$ 262,064
Prefunded units		102,667		102,667
Prefund purchase price (in Dollars per share)				$ 37.5
Gross proceeds of deducting fees (in Dollars)	4,000,000
Number of units issued				244,349
Issued price per unit (in Dollars per share)				$ 16.37
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issuance of common stock (in Dollars)	$ 222,566